Financial instruments - Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Within trade payables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	$ 29,981	$ 19,347
Amounts offset	17,200	11,935
Net amounts as presented	12,781	7,412
Cash collateral received/pledged	608	61
Other offsetting instruments	495	283
Net amounts	11,678	7,068
Within derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	58,991	54,534
Amounts offset	34,710	40,350
Net amounts as presented	24,281	14,184
Cash collateral received/pledged	4,788	697
Other offsetting instruments	3,364	3,109
Net amounts	16,129	10,378
Within trade receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	28,259	20,561
Amounts offset	17,200	11,937
Net amounts as presented	11,059	8,624
Cash collateral received/pledged	292	164
Other offsetting instruments	495	283
Net amounts	10,272	8,177
Within derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	56,154	48,813
Amounts offset	34,685	39,819
Net amounts as presented	21,469	8,994
Cash collateral received/pledged	1,904	902
Other offsetting instruments	4,563	3,098
Net amounts	$ 15,002	$ 4,994